Other Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets	Other Assets

	Note	December 31, 2022	December 31, 2021
Loans to affiliates and joint ventures		$2,444	$914
Long-term prepaid lease payments		$1,085	$1,361
Deferred financing costs		887	838
Derivative financial instruments	15(b)	778	—
Goodwill	20(b)	543	543
Contract costs	5(d)	—	2,673
Deferred lease inducement asset		71	214
		$5,808	$6,543